Accumulated Other Comprehensive Income or Loss (Tables)	6 Months Ended
Jun. 30, 2014
Accumulated Other Income and Loss [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of accumulated other comprehensive income (loss) consisted of the following:

	Gain on available-for-sale securities	Pension and post-retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates' comprehensive income	Total Accumulated comprehensive Income (loss)
Balance at December 31, 2012	5,911	(17,809)	(6,832)	—	(18,730)
Other comprehensive income before reclassification	52,110	—	2,282	—	54,392
Amounts reclassified from accumulated other comprehensive income	—	—	726	—	726
Net current-period other comprehensive income	52,110	—	3,008	—	55,118
Balance at June 30, 2013	58,021	(17,809)	(3,824)	—	36,388

Balance at December 31, 2013	7,796	(12,731)	(2,676)	854	(6,757)
Net current-period other comprehensive income	58,333	—	1,963	(212)	60,084
Balance at June 30, 2014	66,129	(12,731)	(713)	642	53,327